AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 12, 2011

FILE NOS. 333-120338

811-21668

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 9	☒
AND
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 11	☒

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE,

NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE COHEN & STEERS DIVIDEND VALUE FUND, INC. 280 PARK AVENUE NEW YORK, NY 10017	STUART H. COLEMAN, ESQ. STROOCK & STROOCK & LAVAN LLP 180 MAIDEN LANE NEW YORK, NY 10038
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
☐	ON [DATE] PURSUANT TO PARAGRAPH (B)
☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)
☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 12th day of July, 2011.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ ADAM DERECHIN
NAME:	ADAM DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ ADAM DERECHIN	President and Chief Executive Officer	July 12, 2011
	(ADAM DERECHIN)	(Principal Executive Officer)

By:	/s/ JAMES GIALLANZA	Treasurer (Principal Financial and	July 12, 2011
	(JAMES GIALLANZA)	Accounting Officer)

	*	Co-Chairman and Director	July 12, 2011
(MARTIN COHEN)

	*	Co-Chairman and Director	July 12, 2011
(ROBERT H. STEERS)

	*	Director	July 12, 2011
(MICHAEL G. CLARK)

	*	Director	July 12, 2011
(BONNIE COHEN)

	*	Director	July 12, 2011
(GEORGE GROSSMAN)

	*	Director	July 12, 2011
(RICHARD E. KROON)

	*	Director	July 12, 2011
(RICHARD J. NORMAN)

	*	Director	July 12, 2011
(FRANK K. ROSS)

	*	Director	July 12, 2011
(WILLARD H. SMITH, JR.)

	*	Director	July 12, 2011
(C. EDWARD WARD, JR.)

*By:	/s/ TINA M. PAYNE
TINA M. PAYNE
ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase